Earnings Per Share	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

Note 12 - Earnings Per Share

Basic earnings per share is computed using the weighted average number of shares outstanding. Diluted earnings per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted earnings per share:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Numerator:
Net income	$35,750	$1,015,315
Denominator:
Weighted-average shares outstanding-Basic and diluted	623,600,000	512,054,348
Earnings per share
-Basic and diluted	$0.0001	$0.0020

Note 13 - Earnings Per Share

Basic earnings per share is computed using the weighted average number of shares outstanding. Diluted earnings per share is computed using the weighted average number of shares outstanding adjusted for the incremental shares attributed to potentially diluted securities. There were no potential diluted securities outstanding for each of the periods presented. The following table sets forth the computation of basic and diluted earnings per share:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Numerator:
Net income	$806,626	$304,219	$52,158	$17,998
Denominator:
Weighted-average shares outstanding-Basic and diluted	566,567,213	334,177,215	51,050	1
Earnings per share
-Basic and diluted	$0.001	$0.001	$1.022	$17,998